UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Name of Fund:	Western Asset Premier Bond Fund
Fund Address:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (626) 844 9400

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	155.1%

Corporate Bonds and Notes	82.2%
Advertising	0.3%
Vertis Inc.		10.875%	06/15/09	$250	$241
World Directories Acquisition Subsidiary Corp.		8.375%	12/01/14	270	251	A

					492

Aerospace/Defense	2.3%
Northrop Grumman Corporation		7.750%	02/15/31	1,000	1,264
Raytheon Company		6.750%	08/15/07	584	614
Raytheon Company		7.200%	08/15/27	1,000	1,174
TransDign Inc.		8.375%	07/15/11	200	205
The Boeing Company		6.125%	02/15/33	600	642

					3,899

Apparel	0.4%
Levi Strauss & Co.		9.750%	01/15/15	120	118	A
Oxford Industries, Inc.		8.875%	06/01/11	270	286
Russell Corporation		9.250%	05/01/10	240	255

					659

Auto Parts and Equipment	0.4%
Keystone Automotive Operations Inc.		9.750%	11/01/13	430	432
Tenneco Automotive Inc.		10.250%	07/15/13	230	256

					688

Automotive	3.0%
Asbury Automotive Group Inc.		9.000%	06/15/12	405	413
DaimlerChrysler NA Holdings Corp.		7.300%	01/15/12	1,000	1,090
DaimlerChrysler NA Holdings Corp.		8.500%	01/18/31	1,000	1,207
Ford Motor Company		7.450%	07/16/31	2,700	2,442

					5,152

Banking and Finance	5.3%
Boeing Capital Corporation		6.500%	02/15/12	1,000	1,085
Boeing Capital Corporation		5.800%	01/15/13	400	419
Ford Motor Credit Company		6.875%	02/01/06	400	405
Ford Motor Credit Company		7.250%	10/25/11	1,700	1,678
Fuji JGB Inv		9.870%	06/30/08	790	900	A,B
General Motors Acceptance Corporation		6.125%	02/01/07	500	492
General Motors Acceptance Corporation		6.875%	09/15/11	1,175	1,063
General Motors Acceptance Corporation		7.000%	02/01/12	1,500	1,355
HSBC Finance Corporation		4.750%	07/15/13	1,670	1,626

					9,023

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Banks	0.3%
Washington Mutual Bank FA		5.500%	01/15/13	$440	$449

Building Materials	0.8%
Associated Materials Inc.		0.000%	03/01/14	720	500	C
Goodman Global Holding Company, Inc.		7.875%	12/15/12	270	247	A
MMI Products, Inc.		11.250%	04/15/07	250	249
NTK Holdings, Inc.		0.000%	03/01/14	320	170	A,C
Nortek Inc.		8.500%	09/01/14	290	280

					1,446

Cable	2.7%
Charter Communication Holdings II		10.250%	09/15/10	622	634
Charter Communication Holdings, LLC		9.625%	11/15/09	380	297
Comcast Cable Communications, Inc.		6.750%	01/30/11	500	540
Comcast Corporation		6.500%	01/15/15	400	428
Comcast Corporation		7.050%	03/15/33	1,000	1,118
CSC Holdings Inc.		6.750%	04/15/12	250	248	A
CSC Holdings Inc.		7.875%	02/15/18	130	138
CSC Holdings Inc.		7.625%	07/15/18	253	263
EchoStar DBS Corporation		5.810%	10/01/08	93	95	B
EchoStar DBS Corporation		6.625%	10/01/14	310	300	A
Insight Communications Company, Inc.		0.000%	02/15/11	220	219	C
LodgeNet Entertainment Corporation		9.500%	06/15/13	321	350

					4,630

Chemicals	2.0%
FMC Corporation		10.250%	11/01/09	203	226
Huntsman International LLC		10.125%	07/01/09	152	158
Lyondell Chemical Company		9.625%	05/01/07	50	54
Millennium America Inc.		9.250%	06/15/08	24	26
PQ Corporation		7.500%	02/15/13	180	177	A
The Dow Chemical Company		6.000%	10/01/12	2,500	2,665
Westlake Chemical Corporation		8.750%	07/15/11	214	234

					3,540

Coal	0.2%
Alpha Natural Resources		10.000%	06/01/12	350	392	A

Computers Services and Systems	1.2%
DynCorp Inc.		9.500%	02/15/13	530	515	A
Electronic Data Systems Corporation		7.125%	10/15/09	700	752
Electronic Data Systems Corporation		7.450%	10/15/29	500	534
International Business Machines Corporation		4.750%	11/29/12	240	239

					2,040

Containers and Packaging	0.9%
Graham Packaging Company Inc.		9.875%	10/15/14	320	320	A
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	361
Owens-Illinois, Inc.		7.500%	05/15/10	100	103
Portola Packaging, Inc.		8.250%	02/01/12	650	488
Solo Cup Company		8.500%	02/15/14	310	310

					1,582

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Construction Machinery	0.2%
H&E Equipment/Finance Corp.		11.125%	06/15/12	$260	$293

Distribution and Wholesale	N.M.
National Waterworks Inc.		10.500%	12/01/12	60	67

Diversified Financial Services	2.7%
CIT Group Inc.		7.750%	04/02/12	1,600	1,851
Citigroup Inc.		6.625%	06/15/32	1,000	1,115
General Electric Capital Corporation		3.750%	12/15/09	740	711
General Electric Capital Corporation		6.000%	06/15/12	700	746
General Electric Capital Corporation		5.450%	01/15/13	250	257

					4,680

Drug & Grocery Store Chains	0.3%
Safeway Inc.		5.800%	08/15/12	500	513

Electric	7.9%
Dominion Resources, Inc.		5.700%	09/17/12	770	799
Duke Energy Corporation		6.250%	01/15/12	250	266
Elwood Energy LLC		8.159%	07/05/26	289	321
Exelon Generation Co. LLC		6.950%	06/15/11	2,000	2,200
FirstEnergy Corp.		5.500%	11/15/06	750	763
FirstEnergy Corp.		6.450%	11/15/11	610	644
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,443
MidAmerican Energy Holdings Company		5.875%	10/01/12	250	260
Niagra Mohawk Power Corporation		7.750%	10/01/08	1,500	1,657
Orion Power Holdings, Inc.		12.000%	05/01/10	311	378
Progress Energy, Inc.		7.100%	03/01/11	250	274	A
Progress Energy, Inc.		6.850%	04/15/12	750	818
Sithe Energies, Inc.		9.000%	12/30/13	230	257
Texas Genco LLC		6.875%	12/15/14	316	317	A
The AES Corporation		7.750%	03/01/14	430	444
The AES Corporation		9.000%	05/15/15	440	484	A
TXU Electric Delivery Company		7.000%	09/01/22	250	283

					13,608

Energy	1.0%
Calpine Corporation		7.625%	04/15/06	140	136
Calpine Generating Co.		11.169%	04/01/11	350	334	B
Calpine Generation Co.		11.500%	04/01/11	580	539
Midwest Generation LLC		8.750%	05/01/34	255	284
NRG Energy, Inc.		8.000%	12/15/13	353	373	A
Reliant Energy Inc.		6.750%	12/15/14	190	177

					1,843

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Entertainment	0.3%
Cinemark, Inc.		0.000%	03/15/14	$330	$234	C
WMG Holdings Corp.		0.000%	12/15/14	250	173	A,C
Warner Music Group		7.375%	04/15/14	90	93

					500

Environmental Services	1.9%
Allied Waste North America Incorporated		8.875%	04/01/08	380	393
Waste Management, Inc.		7.375%	05/15/29	2,000	2,328
Waste Management, Inc.		7.750%	05/15/32	40	49
Waste Services, Inc.		9.500%	04/15/14	440	444A

					3,214

Food, Beverage and Tobacco	2.1%
Altria Group, Inc.		7.000%	11/04/13	250	268
Altria Group, Inc.		7.750%	01/15/27	1,000	1,141
Kraft Foods Inc.		5.250%	10/01/13	400	403
Nabisco Inc.		7.550%	06/15/15	1,500	1,770

					3,582

Gaming	1.0%
Ameristar Casinos, Inc.		10.750%	02/15/09	500	546
Inn of The Mountain Gods		12.000%	11/15/10	400	470
Premier Entertainment Biloxi LLC		10.750%	02/01/12	707	721
Station Casinos, Inc.		6.875%	03/01/16	20	20

					1,757

Gas and Pipeline Utilities	3.8%
Duke Energy Field Services Corporation		7.875%	08/16/10	750	852
Dynegy Holdings Inc.		8.750%	02/15/12	1,500	1,436
Kinder Morgan Energy Partners, L.P.		7.125%	03/15/12	500	555
Pacific Energy Partners LP/Pacific Energy Finance Corp.		7.125%	06/15/14	120	124
Panhandle Eastern Pipe Line Company		4.800%	08/15/08	400	400
Texas Eastern Transmission		5.250%	07/15/07	750	762
The Williams Companies, Inc.		7.500%	01/15/31	902	947
The Williams Companies, Inc.		8.750%	03/15/32	1,200	1,425

					6,501

Healthcare	2.2%
Fresenius Medical Care Capital Trust II		7.875%	02/01/08	250	262
Tenet Healthcare Corporation		9.875%	07/01/14	713	742
Tenet Healthcare Corporation		9.250%	02/01/15	2,810	2,803	A

					3,807

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Investment Banking/Brokerage	4.5%
Credit Suisse First Boston, USA		6.500%	01/15/12	$1,125	$1,217
JPMorgan Chase & Co.		5.750%	01/02/13	1,750	1,819
JPMorgan Chase & Co.		5.125%	09/15/14	1,300	1,279
Morgan Stanley		6.600%	04/01/12	1,500	1,637
Refco Finance Holdings LLC		9.000%	08/01/12	370	392	A
The Goldman Sachs Group, Inc.		6.600%	01/15/12	1,200	1,299

					7,643

Machinery	0.7%
Case New Holland Inc.		9.250%	08/01/11	458	488	A
Joy Global Inc.		8.750%	03/15/12	130	143
Terex Corporation		10.375%	04/01/11	500	544

					1,175

Manufacturing (Diversified)	2.3%
Ames True Temper, Inc.		6.640%	01/15/12	290	273	A,B
Ames True Temper, Inc.		10.000%	07/15/12	250	212
Eastman Kodak Co.		7.250%	11/15/13	850	889
Interface, Inc.		10.375%	02/01/10	400	448
Jacuzzi Brands, Incorporated		9.625%	07/01/10	365	401
KI Holdings Inc.		0.000%	11/15/14	260	160	A,C
Koppers Inc.		9.875%	10/15/13	238	265
Leiner Health Products L.P.		11.000%	06/01/12	360	387
Norcraft Companies, L.P.		9.000%	11/01/11	370	383
Norcraft Holdings L.P.		0.000%	09/01/12	160	114	C
Rayovac Corporation		8.500%	10/01/13	240	247
Samsonite Corporation		8.875%	06/01/11	230	241

					4,020

Media	3.5%
AOL Time Warner Inc.		6.150%	05/01/07	250	258
AOL Time Warner Inc.		6.875%	05/01/12	1,400	1,529
AOL Time Warner Inc.		7.700%	05/01/32	1,150	1,365
Liberty Media Corporation		4.510%	09/17/06	200	203	B
Liberty Media Corporation		3.750%	02/15/30	1,860	1,141	D
News America Holdings Inc.		6.625%	01/09/08	300	315
News America Holdings Inc.		8.875%	04/26/23	400	511
Paxson Communications Corporation		10.750%	07/15/08	500	496
Sinclair Broadcast Group, Inc.		8.000%	03/15/12	250	255

					6,073

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Medical Care Facilities	1.3%
AmeriPath, Inc.		10.500%	04/01/13	$250	$249
Ardent Health Services		10.000%	08/15/13	490	581
Community Health Systems Inc.		6.500%	12/15/12	150	146	A
DaVita, Inc.		6.625%	03/15/13	50	49	A
DaVita, Inc.		7.250%	03/15/15	220	216	A
Extendicare Health Services, Inc.		9.500%	07/01/10	500	547
HCA, Inc.		7.690%	06/15/25	120	123
Select Medical Corporation		7.625%	02/01/15	240	240	A

					2,151

Metals and Mining	0.4%
Alcoa Inc.		5.375%	01/15/13	750	770

Office Equipment	0.1%
Xerox Corporation		7.625%	06/15/13	130	136

Oil and Gas	7.2%
Amerada Hess Corporation		7.300%	08/15/31	1,700	1,917
Belden & Blake Corporation		8.750%	07/15/12	500	496
ConocoPhillips		4.750%	10/15/12	1,000	994
Devon Energy Corporation		7.950%	04/15/32	1,000	1,261
Devon Finance Corp. ULC		6.875%	09/30/11	2,000	2,202
El Paso CPG Co.		6.375%	02/01/09	333	320
El Paso CPG Co.		7.750%	06/15/10	1,496	1,496
El Paso Corporation		7.625%	07/15/11	500	494
El Paso Corporation		7.800%	08/01/31	210	197
El Paso Production Holding Company		7.750%	06/01/13	250	253
Encore Acquisition Company		6.250%	04/15/14	40	40
Occidental Petroleum Corporation		6.750%	01/15/12	500	553
Parker Drilling Company		10.125%	11/15/09	87	91
Parker Drilling Company		9.625%	10/01/13	220	243
Plains Exploration & Production Company		7.125%	06/15/14	190	199
Pride International, Inc.		7.375%	07/15/14	240	254
Suburban Propane Partners, LP		6.875%	12/15/13	410	404
Valero Energy Corporation		7.500%	04/15/32	400	482
Vintage Petroleum, Inc.		7.875%	05/15/11	500	530

					12,426

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Paper and Forest Products	2.2%
Weyerhaeuser Company		6.750%	03/15/12	$2,400	$2,636
Weyerhaeuser Company		7.375%	03/15/32	1,000	1,169

					3,805

Publishing	0.5%
Dex Media East LLC		9.875%	11/15/09	250	275
Dex Media East LLC		12.125%	11/15/12	122	145
PRIMEDIA Inc.		8.164%	05/15/10	310	329	B
PRIMEDIA Inc.		8.875%	05/15/11	50	52

					801

Real Estate	0.2%
Forest City Enterprises, Inc.		6.500%	02/01/17	270	273

Rental Auto/Equipment	0.2%
NationsRent Inc.		9.500%	10/15/10	340	364

Retail	0.7%
Stater Bros. Holdings Inc.		6.510%	06/15/10	170	168	B
Toys “R” Us, Inc.		7.875%	04/15/13	120	107
Toys “R” Us, Inc.		7.375%	10/15/18	1,080	902

					1,177

Retail (Food Chains)	0.2%
Domino’s Inc.		8.250%	07/01/11	248	259

Special Purpose	2.0%
AAC Group Holding Corp.		0.000%	10/01/12	440	317	A,C
Air 2 U.S.		8.027%	10/01/19	287	259	A
K & F Acquisition Inc.		7.750%	11/15/14	149	145	A
K & F Parent Inc.		11.500%	02/01/15	80	78	A,K
Milacron Escrow Corp.		11.500%	05/15/11	410	447
Rainbow National Services LLC		8.750%	09/01/12	100	108	A
Rainbow National Services LLC		10.375%	09/01/14	250	279	A
River Rock Entertainment		9.750%	11/01/11	380	416
Sensus Metering Systems		8.625%	12/15/13	460	470
UGS Corp.		10.000%	06/01/12	230	254	A
UCAR Finance Inc.		10.250%	02/15/12	300	321
WII Components, Inc.		10.000%	02/15/12	250	256

					3,350

Storage Facilities	0.1%
Mobile Mini, Inc.		9.500%	07/01/13	129	145

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Telecommunications	5.1%
Alamosa Delaware Inc.		11.000%	07/31/10	$319	$363
AT&T Corp.		9.050%	11/15/11	360	409
BellSouth Corporation		6.000%	10/15/11	1,000	1,059
Cincinnati Bell Inc.		7.250%	07/15/13	129	128
Cincinnati Bell Inc.		8.375%	01/15/14	140	138
Cincinnati Bell Inc.		8.375%	01/15/14	260	256	A
Qwest Capital Funding, Inc.		7.750%	02/15/31	1,000	845
Qwest Communications International Inc.		7.250%	02/15/11	500	489	A
Qwest Corporation		7.875%	09/01/11	390	402	A
Qwest Services Corp.		14.000%	12/15/10	10	12	A
SBC Communications Inc.		6.250%	03/15/11	1,000	1,061
Sprint Capital Corp.		6.000%	01/15/07	1,500	1,542
Sprint Capital Corp.		8.375%	03/15/12	1,450	1,695
Telcordia Technologies Inc.		10.000%	03/15/13	160	159	A
Valor Communications Group, Inc.		7.750%	02/15/15	260	259	A

					8,817

Telecommunications (Cellular/Wireless)	2.4%
AT&T Wireless Services, Inc.		7.500%	05/01/07	500	532
AT&T Wireless Services, Inc.		8.125%	05/01/12	500	584
Centennial Communications Corp.		8.125%	02/01/14	500	513
Cingular Wireless LLC		6.500%	12/15/11	250	269
Motorola, Inc.		7.625%	11/15/10	400	449
Nextel Communications, Inc.		5.950%	03/15/14	288	287
Nextel Communications, Inc.		7.375%	08/01/15	130	137
Rural Cellular Corporation		9.750%	01/15/10	300	275
Rural Cellular Corporation		8.250%	03/15/12	80	82
SBA Communications Corp.		8.500%	12/01/12	248	257	A
Ubiquitel Operating Co.		9.875%	03/01/11	150	165	A
US Unwired Inc.		10.000%	06/15/12	210	233
Verizon Wireless Capital LLC		5.375%	12/15/06	250	255

					4,038

Transportation	5.4%
American Commercial Lines/ACL Finance Corp.		9.500%	02/15/15	260	268	A
Continental Airlines, Inc.		7.373%	06/15/17	101	85
Continental Airlines, Inc.		8.048%	05/01/22	804	793
Delta Air Lines, Inc.		6.718%	07/02/24	3,115	3,240
GulfMark Offshore, Inc.		7.750%	07/15/14	270	278	A
H-Lines Finance Holding Corp.		0.000%	04/01/13	380	296	A,C
Horizon Lines, LLC		9.000%	11/01/12	240	256	A
Kansas City Southern Railway Co.		9.500%	10/01/08	165	180
Progress Rail Services Corp./Progress Metal Reclamation Co.		7.750%	04/01/12	230	230	A
Union Pacific Corporation		6.125%	01/15/12	2,000	2,126
United Air Lines, Inc.		7.783%	07/01/15	643	588	E

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Transportation—Continued
US Airways, Inc. Escrow		0.000%	01/01/07	$1,900	$—	F
US Airways, Inc. Series 89A2		9.820%	01/01/13	468	182	E
US Airways, Inc. Series 93A3		10.375%	03/01/13	236	66	E
US Airways, Inc. Pass Thru Certificates		6.850%	07/30/19	612	611

					9,199

Total Corporate Bonds and Notes
(Identified Cost—($135,609)					140,979

Asset-Backed Securities	13.1%
Fixed Rate Securities	6.0%
ACE Securities Corp. 2002-M Trust		0.000%	10/13/17	$312	$6	A,F
BankAmerica Manufactured Housing Contract 1997-2		6.900%	04/10/28	100	113
Captiva CBO 1997-1		6.860%	11/30/09	498	498	A,G
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/01/33	1,539	1,577
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	796	579
Green Tree Financial Corporation 1992-2		9.150%	01/15/18	913	790
Green Tree Financial Corporation 1993-1		8.450%	04/15/18	1,147	1,080
Green Tree Financial Corporation 1999-4		6.970%	05/01/31	869	891
Mutual Fund Fee 2000-2		9.550%	04/30/08	568	141
Mutual Fund Fee 2000-3		9.070%	07/01/08	3,046	918	A
Pegasus Aviation Lease Securitization 2000-1		8.370%	03/25/30	1,300	863	A
Saxson Asset Securities Trust 2000-2		8.370%	07/25/30	2,000	2,032
Vanderbilt Mortgage Finance 1997-B		8.155%	10/07/26	750	785

					10,273

Floating Rate Securities	7.0%
ACE Securities Corp. 2005-SD1		3.250%	11/25/50	1,665	1,665	B
Banagricola DPR Funding		3.860%	03/15/10	2,086	2,086	A,B,G
Bayview Financial Asset Trust 2004-SSRA		3.450%	12/25/39	1,651	1,653	A,B
Countrywide Asset-Backed Certificates 2004-BC2		2.930%	09/25/27	169	169	B
CS First Boston Mortgage Securities Corp. 2004-CF2		3.210%	05/25/44	1,463	1,463	A,B
Residential Asset Mortgage Products 2004-RZ1		3.090%	03/25/34	2,775	2,774	B
Residential Asset Securities Corporation 2001-KS3		3.080%	09/25/31	2,226	2,235	B

					12,045

Stripped Securities	0.1%
Bayview Financial Acquisition Trust 2002-FA		5.500%	06/25/05	1,667	18	A,H
Oakwood Mortgage Investors Inc. 2002-C		6.000%	08/15/10	970	181	H

					199

Total Asset-Backed Securities
(Identified Cost—$22,900)					22,517

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities	6.7%
Fixed Rate Securities	4.1%
Asset Securization Corporation 1996-D2		6.920%	02/14/29	$525	$537
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,308
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,644	1,723
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	408	176	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	05/15/30	631	665
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	05/15/30	1,000	1,062
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	961
Nomura Asset Securities Corporation 1996-MD5		7.120%	04/13/39	520	536

					6,968

Floating Rate Securities	2.5%
Blackrock Capital Finance LP 1997-R2		5.856%	12/25/35	1,364	893	A,B
Harborview Mortgage Loan Trust 2004-8		3.250%	11/19/34	1,864	1,869	B
Washington Mutual 2004-AR12		3.240%	10/25/44	1,454	1,458	B

					4,220

Stripped Securities	0.1%
LB-UBS Commercial Mortgage Trust 2001-C3		1.214%	06/15/36	3,170	149	A, H

Total Mortgage-Backed Securities
(Identified Cost—$11,489)					11,337

U.S. Government Securities	15.3%
Fixed Rate Securities
United States Treasury Notes		3.375%	02/28/07	6,000	5,956	J
United States Treasury Notes		4.000%	03/15/10	6,000	5,953	J

					11,909
Indexed Securities
United States Treasury Inflation-Protected Security		3.625%	01/15/08	2,300	2,920	I,J
United States Treasury Inflation-Protected Security		3.000%	07/15/12	2,550	2,976	I,J
United States Treasury Inflation-Protected Security		1.875%	07/15/13	5,000	5,282	I,J
United States Treasury Inflation-Protected Security		2.000%	07/15/14	3,000	3,100	I,J

					14,278

Total U.S. Government Securities
(Identified Cost—$25,821)					26,187

U.S. Government Agency Mortgage-Backed Securities	1.1%
Fixed Rate Securities
Fannie Mae		6.500%	08/25/44	1,893	1,947

Total U.S. Government Agency Mortgage-Backed Securities
(Identified Cost—$1,968)					1,947

Yankee BondsG	36.5%
Aerospace/Defense	0.2%
Systems 2001 Asset Trust		6.664%	09/15/13	267	289	A

Cable	0.3%
Kabel Deutschland GmbH		10.625%	07/01/14	390	431	A

Chemicals	0.4%
Rhodia SA		10.250%	06/01/10	570	621

Electric	1.3%
Empresa Nacional de Electricidad S.A.		8.625%	08/01/15	370	427
Hydro-Quebec		6.300%	05/11/11	1,700	1,838

					2,265

Energy	1.0%
Petroliam Nasional Berhad (Petronas)		7.750%	08/15/15	1,410	1,665	A

Food, Beverage and Tobacco	1.0%
Bavaria S.A.		8.875%	11/01/10	1,550	1,690	A

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsG (Continued)
Foreign Government	20.6%
Dominican Republic		9.500%	09/27/06	$370	$342	A
Federative Republic of Brazil		14.500%	10/15/09	2,465	3,096
Federative Republic of Brazil		12.000%	04/15/10	800	936
Federative Republic of Brazil		3.125%	04/15/12	529	497	B
Federative Republic of Brazil		8.000%	04/15/14	1,348	1,335
Federative Republic of Brazil		10.125%	05/15/27	1,130	1,187
Federative Republic of Brazil		11.000%	08/17/40	1,100	1,224
Kingdom of Morocco		3.803%	01/02/09	229	225	B
Republic of Bulgaria		8.250%	01/15/15	2,823	3,416	A
Republic of Colombia		11.750%	02/25/20	2,090	2,487
Republic of Ecuador		8.000%	08/15/30	705	635	A,C
Republic of El Salvador		8.250%	04/10/32	625	631	A
Republic of Honduras		2.982%	10/01/11	234	228	B
Republic of Panama		9.625%	02/08/11	1,420	1,605
Republic of Panama		10.750%	05/15/20	1,020	1,265
Republic of Panama		9.375%	01/16/23	340	381
Republic of Peru		5.000%	03/07/17	3,032	2,835	B
Republic of Peru		8.750%	11/21/33	520	541
Russian Federation		5.000%	03/31/30	8,005	8,225	C
Russian Ministry of Finance		3.000%	05/14/06	10	10
United Mexican States		11.500%	05/15/26	1,150	1,739
United Mexican States		7.500%	04/08/33	2,290	2,427

					35,267

Insurance	0.8%
Residential Reinsurance LTD		7.300%	01/14/12	300	302	A,B
XL Capital Ltd.		5.250%	09/15/14	1,000	987

					1,289

Manufacturing (Diversified)	2.3%
Tyco International Group SA		6.375%	10/15/11	1,000	1,068
Tyco International Group SA		6.875%	01/15/29	2,615	2,931

					3,999

Metals and Mining	0.1%
Novelis, Inc.		7.250%	02/15/15	210	206	A

Oil and Gas	1.6%
Anadarko Finance Co.		6.750%	05/01/11	750	826
Anadarko Finance Co.		7.500%	05/01/31	1,000	1,227
Gazprom		9.625%	03/01/13	210	240	A
Gazprom		9.625%	03/01/13	70	80
Western Oil Sands Inc.		8.375%	05/01/12	342	389

					2,762

Paper and Forest Products	0.1%
Abitibi-Consolidated Inc.		8.550%	08/01/10	150	152
Abitibi-Consolidated Inc.		6.510%	06/15/11	38	38	B
Abitibi-Consolidated Inc.		8.375%	04/01/15	60	58

					248

Services	0.2%
Compagnie Generale de Geophysique SA		10.625%	11/15/07	333	351

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsG (Continued)
Special Purposes	3.7%
Arcel Finance Limited		5.984%	02/01/09	$941	$965	A
Burlington Resources Finance		7.400%	12/01/31	450	548
Deutsche Telekom International Finance BV		5.250%	07/22/13	600	602
Inmarsat Finance PLC		7.625%	06/30/12	105	104
Inmarsat Finance II, PLC		0.000%	11/15/12	563	397	C
Petrozuata Finance, Inc.		8.220%	04/01/17	3,380	3,177	A
UFJ Finance Aruba AEC		6.750%	07/15/13	500	538

					6,331

Telecommunications	1.3%
Axtel SA		11.000%	12/15/13	340	360
France Telecom SA		8.750%	03/01/31	600	790
Hanarotelecom Inc.		7.000%	02/01/12	310	300	A
Innova S. de R.L		9.375%	09/19/13	320	354
INTELSAT		7.625%	04/15/12	370	322
INTELSAT		6.500%	11/01/13	170	136

					2,262

Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		9.625%	05/01/11	60	68
Vodaphone Group PLC		7.750%	02/15/10	250	282

					350

Transportation	1.4%
Canadian Pacific Railroad Co.		6.250%	10/15/11	1,000	1,084
Grupo Transportacion Ferroviaria Mexicana, S.A de C.V. (TFM)		11.750%	06/15/09	350	350	C
Grupo Transportacion Ferroviaria Mexicana, S.A de C.V. (TFM)		12.500%	06/15/12	750	855
OMI Corporation		7.625%	12/01/13	200	208

					2,497

Total Yankee Bonds
(Identified Cost—$55,570)					62,523
Preferred Stocks	0.2%
Fannie Mae				7 shrs	387

Total Preferred Stocks
(Identified Cost—$350)					387
Warrants	N.M.
American Tower				0.251 wts	56

Total Warrants
(Identified Cost—$16)					56
Total Investments	155.1%
(Identified Cost—$253,723)					265,933
Other Assets Less Liabilities	-13.1%				(22,461)
Liquidation Value of Preferred Shares	-42.0%				(72,000)

Net Assets Applicable to Common Shareholders	100.0%				$171,472

		EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options Written
U.S. Treasury Note Futures Call, Strike Price $115.00		August 2005	55	(7)

				$(7)

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2005 (Unaudited)

(Amounts in thousands)

A	Rule 144a Security - A security purchased pursuant tp Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 22.3% of net assets applicable to common shareholders.

B	Floating Rate Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of March 31, 2005.

C	Stepped-coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.

D	Convertible Bond - Bond may be converted into the issuer’s common stock.

E	Bond in default as of March 31, 2005.

F	Zero-coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

G	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.

H	Stripped Security - Security with interest-only payment streams. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.

I	Treasury Inflation Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI). Interest is calculated on the basis of the current adjusted principal value.

J	Securities, or a portion thereof, held as collateral for reverse repurchase agreements.

K	Pay-in-kind Security - Dividend income is paid with additional shares instead of receiving cash.

N.M.-Not meaningful

Notes

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund’s Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund’s Valuation Committee consider all relevant qualitative and quantitative information available. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Options, Swaps, and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognized a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

The following is a summary of open swap contracts outstanding at March 31, 2005 (amounts not in thousands).

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Long Beach Mortgage Trust 2004-1, 1 - Month LIBOR + 350 bp), due 2/25/34)	February 25, 2034	Specified Amount upon credit event notice	2.15% Monthly	$58,000	$162

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1 - Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	Specified Amount upon credit event notice	2.20% Monthly	58,000	201

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1 - Month LIBOR + 230 bp, due 6/25/34)	June 25, 2034	Specified Amount upon credit event notice	1.37% Monthly	58,000	151

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (New Century Home Equity Loan Trust, 1- Month LIBOR + 325 bp), due 8/25/34)	August 25, 2034	Specified Amount upon credit event notice	2.15% Monthly	$58,000	$208
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1- Month LIBOR + 190 bp), due 10/25/34)	October 25, 2034	Specified Amount upon credit event notice	1.37% Monthly	58,000	165
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1- Month LIBOR + 180 bp, due 11/25/34)	November 25, 2034	Specified Amount upon credit event notice	1.31% Monthly	43,000	97
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBOR + 225 bp, due 11/25/34)	November 25, 2034	Specified Amount upon credit event notice	1.33% Monthly	43,000	127
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBOR + 350 bp, due 11/25/34)	November 25, 2034	Specified Amount upon credit event notice	2.15% Monthly	43,000	142
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1- Month LIBOR + 315 bp, due 11/25/34)	November 25, 2034	Specified Amount upon credit event notice	2.18% Monthly	43,000	153
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBOR + 153 bp, due 12/25/34)	December 25, 2034	Specified Amount upon credit event notice	1.31% Monthly	43,000	97
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBOR + 240 bp, due 12/25/34)	December 25, 2034	Specified Amount upon credit event notice	2.08% Monthly	43,000	180
Credit Suisse First Boston USA (People's Choice Home Loan Securities 2005-1, 1- Month LIBOR + 165 bp, due 1/25/35)	January 25, 2035	Specified Amount upon credit event notice	1.28% Monthly	43,000	108
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1 - Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	Specified Amount upon credit event notice	1.31% Monthly	43,000	114
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1 - Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	Specified Amount upon credit event notice	1.31% Monthly	43,000	105
Credit Suisse First Boston USA (People’s Choice Home Loan Securities 2005-1, 1 - Month LIBOR + 260 bp, due 1/25/35)	January 25, 2035	Specified Amount upon credit event notice	2.05% Monthly	43,000	150
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1 - Month LIBOR + 200 bp, due 1/25/35)	January 25, 2035	Specified Amount upon credit event notice	2.08% Monthly	43,000	155

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1 - Month LIBOR + 215 bp, due 1/25/35)	January 25, 2035	Specified Amount upon credit event notice	2.18% Monthly	$43,000	$166
Credit Suisse First Boston USA (Ace Securities Corp., 1- Month LIBOR +138 bp, due 2/25/35)	February 25, 2035	Specified Amount upon credit event notice	1.31% Monthly	43,000	123
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	Specified Amount upon credit event notice	1.31% Monthly	43,000	107
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1, 1- Month LIBOR + 220 bp, due 2/25/35)	February 25, 2035	Specified Amount upon credit event notice	2.06% Monthly	43,000	163
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBOR + 275 bp, due 2/25/35)	February 25, 2035	Specified Amount upon credit event notice	2.08% Monthly	43,000	167
Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBOR + 190 bp, due 3/25/35)	March 25, 2035	Specified Amount upon credit event notice	1.28% Monthly	43,000	105
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	Specified Amount upon credit event notice	1.31% Monthly	43,000	114
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	Specified Amount upon credit event notice	1.31% Monthly	43,000	102
Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBOR + 325 bp, due 3/25/35)	March 25, 2035	Specified Amount upon credit event notice	2.05% Monthly	43,000	146
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	Specified Amount upon credit event notice	2.18% Monthly	43,000	158
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	Specified Amount upon credit event notice	2.18% Monthly	43,000	156
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1- Month LIBOR + 375 bp, due 4/25/35)	April 25, 2035	Specified Amount upon credit event notice	2.15% Monthly	58,000	158
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBOR + 160 bp, due 6/25/35)	June 25, 2035	Specified Amount upon credit event notice	1.28% Monthly	43,000	95

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBOR + 135 bp, due 6/25/05)	June 25, 2035	Specified Amount upon credit event notice	1.28% Monthly	$43,000	$103
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBOR + 250 bp, due 6/25/35)	June 25, 2035	Specified Amount upon credit event notice	2.05% Monthly	43,000	133
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBOR + 195 bp, due 6/25/05)	June 25, 2035	Specified Amount upon credit event notice	2.05% Monthly	43,000	145
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1-Month LIBOR + 135 bp, due 9/25/35)	September 25, 2035	Specified Amount upon credit event notice	1.28% Monthly	43,000	95
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1-Month LIBOR + 225 bp, due 9/25/35)	September 25, 2035	Specified Amount upon credit event notice	2.05% Monthly	43,000	136
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-NC1, 1-Month LIBOR + 130 bp, due 10/25/35)	October 25, 2035	Specified Amount upon credit event notice	1.28% Monthly	43,000	96
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-NC1, 1-Month LIBOR + 205 bp, due 10/25/35)	October 25, 2035	Specified Amount upon credit event notice	2.05% Monthly	43,000	130
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBOR + 155 bp, due 1/25/36)	January 25, 2036	Specified Amount upon credit event notice	1.36% Monthly	43,000	121
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	Specified Amount upon credit event notice	2.18% Monthly	43,000	163

					$5,197

The 1 month LIBOR in effect for 3/31/05 is 2.85.

Item 2 – Controls and Procedures

(a)	The principal executive and principal financial officers of Western Asset Premier Bond Fund (the “Registrant”) have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President

Western Asset Premier Bond Fund

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President

Western Asset Premier Bond Fund

Date: May 27, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer

Western Asset Premier Bond Fund

Date: May 27, 2005